JPMORGAN INSURANCE TRUST

270 PARK AVENUE

NEW YORK, NEW YORK 10017

December 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Insurance Trust (the “Trust”)
on behalf of the JPMorgan Insurance Trust Global Allocation Portfolio
File Nos. 811-7874 and 33-66080

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Portfolio. These exhibits contain the amended risk/return summary information in the prospectuses for the Portfolio. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated November 21, 2016.

If you have any questions or comments, please call the undersigned at (212) 648-0919.

Very truly yours,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase